Managers AMG Funds
Frontier Growth Fund
Frontier Small Company Value Fund
Semi-Annual Report March 31, 2001
Frontier Growth Fund
Fontier Small Company Value Fund
Semi-Annual Report
March 31, 2001
(unaudited)
Table of Contents
Letter to Shareholders     page 1
Summary of Industry Weightings and Top
Ten Holdings     page 2
Schedules of Portfolio Investments     page 3
Detailed portfolio listings by security type
and industry sector, as valued at March 31,
2001
Financial Statements:
Statements of Assets and Liabilities     page
9
Fund balance sheet, net asset value (NAV)
per share computation and cumulative
undistributed anounts
Statements of Operations     page 10
Detail sources of income, Fund expenses,
and realized and unrealized gains (losses)
during the period
Statements of Changes in Net Assets    page
11
Detail of changes in Fund assets for the
period
Financial Highlights     page 12
Net asset value, total return, expense ratios,
turnover ratio and net assets
Notes to Financial Statements    page 14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates
Dear Fellow Shareholders:
	It is my pleasure to present to
 you the first Semi-Annual Report
for the Frontier Growth Fund
("Growth Fund") and Frontier
 Small Company Value Fund.
 These first six months have
clearly been among the most
 difficult for growth investors,
and the Growth Fund has not
 been immune to the severe
depreciation in the stock market.
 While we would have preferred
 to be able to provide early investors
with good results right from the start,
 we can take solace in the fact that
most current shareholders have been
 invested in the predecessor portfolio
 and thus have benefited from
 Frontier Capital Management's
good long-term results.
	In light of the style of the
 Growth Fund, we should expect
 a fair amount of volatility.
 Volatility is a necessary consequence
 of growth oriented investing even
if the portfolio managers seek to
 limit the risks in their portfolios.
  This is because growth investors
 are looking ahead to the future
profitability of their investments,
and small changes in expectations
can lead to large changes in the price
 of securities.  Short-term volatility
 is detrimental to short-term investors
 but can be advantageous to long-term
 investors if managed correctly.
We are confident that despite the
market's current weakness, the asset
managers at Frontier will be able to
 continue to add value in the long-term.
	We believe that an effective way
 to combat the volatility inherent in
 stocks is to diversify.  To that end,
we recently added Frontier Small
Company Value Fund to Managers
AMG family of Funds.  While the
 Fund, which commenced on
February 28, 2001, is brand new,
 the portfolio managers have developed
the investment strategies used for
 the Fund several years ago and
 have been managing assets with
 this strategy for over two years.
 The in-depth fundamental analysis
 that managers and analysts employ
is the same as has been used across
all of Frontier's portfolios for over
 fifteen years.  However, the focus
is exclusively on small companies
with price/book ratios below three
at the time of purchase.
	In order to help our shareholders
 understand their investments and
the performance of their Funds,
 we are pleased to provide timely
 reports about the Funds on our
 internet website at www.managersamg.com.
 The current and historical net asset
values per share of the Funds are
always available on the site.  Also,
there are quarterly fact sheets that
 illustrate the performance of the
 Funds, the portfolio characteristics,
sector allocations and other information about the Funds and its portfolio managers
 . Any news or other pertinent information such as expected distributions will also be posted on the site as it becomes available. We have also recently improved the website to provide
 investors internet access to account
specific information such as share
balances and trading histories, as
well as the ability to execute
transactions.
	The following Semi-Annual
 Report contains a listing of the
 investment portfolios and financial
 statements.  Should you have any
 questions about this report, please
 feel free to contact us at 1-800-835-3879, or visit our website at www.managersamg.com.

	We thank you for your investment
in Managers AMG Funds.



Peter M. Lebovitz
President
Managers AMG Funds








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Frontier Growth Fund

Frontier Small Company Value Fund


% Fund


% Fund

EMC Corp.
3.1%

Piedmont Natural Gas Co.
2.8%

Citigroup, Inc.
2.7%

American Physicians Capital, Inc.
2.4%

Danaher Corp.
2.3%

Philadelphia Consolidated


Charter Communications, Inc.
2.3%

  Holding Co.
2.1%

Alliance Capital Management


Storage USA, Inc.
2.1%

  Holding, LP
2.1%

Brandywine Realty Trust
2.1%

EL Paso Corp.
2.1%

Ruby Tuesday, Inc.
2.0%

AES Corp.
2.0%

Texas Regional Bancshares, Inc.
1.9%

Analog Devices, Inc.
1.8%

Independent Bank Corp. - Michigan
1.9%

FleetBoston Financial Corp.
1.7%

Fulton Financial Corp.
1.9%

American International


Home Properties of New York, Inc.
1.9%

  Group, Inc.
1.7%











Common Stocks - 97.5%
Consumer Discretionary - 16.5%
AOL Time Warner, Inc.*     3,000  120,450
BJ's Wholesale Club, Inc.*   2,300  110,055
Charter Communications, Inc.* 7,700  174,213
Clear Channel Communications, Inc.*  2,236
121,750
Consolidated Stores Corp.*   1,600   16,080
COX Communications, Inc.* 2,600  115,674
Dollar Tree Stores, Inc.*      2,700    51,975
Home Depot, Inc.             1,975     85,122
Lamar Advertising Co., Class A*    2,700    99,056
Lowe's Companies            1,400             81,830
Target Corp.                    2,300          82,984
USA Networks, Inc.*         4,400         105,050
Wal-Mart Stores, Inc.      1,800             90,900
	Total Consumer Discretionary       1,255,139
Energy - 1.0%
Devon Energy Corp.        1,300       75,660
Financials - 15.7%
Alliance Capital Management Holding, LP  3,900
160,680
American International Group, Inc.        1,600
128,800
Bank One Corp.       1,100      39,798
Citigroup, Inc.          4,500    202,410
FleetBoston Financial Corp.     3,450       130,238
J.P. Morgan Chase & Co.         2,500       112,250
Lehman Brothers Holdings, Inc.1,300       81,510
Marsh & McLennan Cos., Inc.      800      76,024
Merrill Lynch & Co., Inc.    1,900      105,260
State Street Corp.             800         74,720
XL Capital Ltd., Class A     1,100     83,677
	Total Financials       1,195,367
Health Care - 16.2%
American Home Products Corp.   1,600  94,000
Amgen, Inc.*    1,200    72,150
Aviron*      2,500  103,750
Barr Laboratories, Inc.*   1,000   57,170
Becton, Dickinson & Co. 1,100   39,238
Enzon, Inc.*       1,900   90,131
Express Scripts, Inc.* 1,000     86,630
First Health Group Corp.*   2,100    92,006
Gilead Sciences, Inc.*       3,000   97,313
Medtronic, Inc.       1,300       59,462
Pfizer, Inc.         2,200       90,090
Praecis Pharmaceuticals, Inc.*    1,500   29,812
Priority Healthcare Corp., Class B*     3,400
128,350
Quest Diagnostics, Inc.*1,000    88,870
Wellpoint Health Networks, Inc.*  1,100   104,841
	Total Health Care    1,233,813
Industrials - 8.0%
Concord EFS, Inc.*  1,500  60,656
Danaher Corp.  3,200  174,592
Fluor Corp.  1,400  62,300
IMS Health, Inc.  2,500  62,250
SPX Corp.  800  72,608
Thermo Electron Corp.*  3,600  80,928
Tyco International, Ltd.  2,300  99,429
	Total Industrials  612,763
Information Technology - 29.3%
ADC Telecommunications, Inc.*  6,000  50,813
Affiliated Computer Services, Inc., Class A*  1,700
110,330
Analog Devices, Inc.*  3,800  137,712
Atmel Corp.*  11,000  107,938
Celestica, Inc.*  1,000  27,580
Ciena Corp.*  1,000  41,750
Cisco Systems, Inc.*  7,000  110,250
Comverse Technology, Inc.*  1,862  109,653
Corning, Inc.  2,000  41,380
EMC Corp.*  7,900  232,260
Flextronics International*  5,764  86,460
Intel Corp.  4,570  120,248
Juniper Networks, Inc.*  900  34,155
Lattice Semiconductor Corp.*  2,500  45,156
LSI Logic Corp.*  4,904  77,140
Maxim Integrated Products, Inc.*  1,600  66,546
Nokia Corp., Sponsored ADR  4,800  115,200
Oracle Corp.*  2,600  38,948
PMC Sierra, Inc.*  1,526  37,753
Sanmina Corp.*  6,400  124,800
Solectron Corp.*  4,940  93,909
Sungard Data Systems, Inc.*  1,910  94,029
Synopsys, Inc.*  1,300  60,938
Texas Instruments, Inc.  2,860  88,603
Waters Corp.*  2,000  92,900
Xilinx, Inc. *  2,556  89,620
	Total Information Technology  2,236,071
Telecommunication Services - 3.8%
American Tower Corp., Class A*  2,500  46,250
McLeodUSA, Inc.*  7,000  60,813
Qwest Communications International, Inc.*  3,600
126,180
Worldcom, Inc.*  3,100  57,737
	Total Telecommunication Services  290,980
Utilities - 7.0%
AES Corp.*  3,000  149,880
El Paso Corp.  2,400  156,720
El Paso Energy Partners, LP  2,500  78,000
Enron Corp.  1,500  87,150
Orion Power Holdings, Inc.*  1,900  58,330
	Total Utilities  530,080
Total Common Stocks
	(cost $10,241,425)  7,429,873
Other Investment Company - 2.7%**
J.P. Morgan Institutional Money Market Fund,
6.490%
	(cost $208,386)  208,386  208,386
Total Investments - 100.2%
	(cost $10,449,811)  7,638,259
Other Assets, less Liabilities - (0.2)%  (13,474)
Net Assets - 100.0%   7,624,785
Note:	Based on the cost of investments of
$6,884,042 for Federal income tax
purposes at March 31, 2001, the
aggregate gross unrealized appreciation
and depreciation was $1,379,548 and
$625,331, respectively, resulting in net
unrealized appreciation of investments of
$754,217.
	*Non-income-producing security.
	** 	Yield shown for the investment company
represents the March 31, 2001, seven-day
average yield, which refers to the sum of
the previous seven days' dividends paid,
expressed as an annual percentage.
	Investment Abbreviations:
ADR:	Securities whose value is determined or
significantly influenced by trading on
exchanges not located in the United
States or Canada. ADR after the name of a holding stands for American Depositary
Receipt, representing ownership of
foreign securities on deposit with a
domestic custodian bank.  Sponsored
ADR's are initiated by the underlying
foreign company.

Common Stocks - 94.1%
Consumer Discretionary - 16.6%
Claire's Stores, Inc.  8,500  150,450
DR Horton, Inc.  4,258  90,062
Emmis Broadcasting Corp., Class A*  1,800 45,450
Federal Signal Corp.  6,300  123,039
Hibbett Sporting Goods, Inc.*  1,600  42,800
Media General, Inc.  3,000  138,300
Monaco Coach Corp.*4,200  75,432
Prime Hospitality Corp.*  13,900  150,120
Regent Communications, Inc.*13,800 94,875
Ruby Tuesday, Inc.9,400 184,334
Six Flags, Inc.*  6,200  119,970
Toll Brothers, Inc.*  2,200  84,700
Tower Automotive, Inc.*  9,900  106,227
Winnebago Industries, Inc.5,400  95,580
Zale Corp.*  1,600  46,400
	Total Consumer Discretionary  1,547,739
Energy - 5.6%
Mitchell Energy & Development Corp.  2,200
115,500
National-Oilwell, Inc.*  3,000  103,890
Newfield Exploration Co.*  1,500  52,350
Newpark Resources, Inc.*  10,200  91,698
Pride International, Inc.*  2,800  66,528
St. Mary Land & Exploration Co.  4,100  94,300
	Total Energy  524,266
Financials - 25.5%
American Physicians Capital, Inc.* 12,200  218,838
Brandywine Realty Trust              9,800
195,020
Columbia Banking Systems, Inc.*   5,300    59,625
Fulton Financial Corp.         8,600       174,150
Great Lakes Reit, Inc.          5,300         89,729
HCC Insurance Holdings, Inc.  4,500    119,025
Home Properties of New York, Inc.6,100
173,850
Independent Bank Corp. - Michigan  8,925
177,384
Jefferies Group, Inc.       3,300    95,205
Parkway Properties, Inc.   3,800    109,060
Philadelphia Consolidated Holding Co.*    7,300
200,750
Selective Insurance Group, Inc.  6,100   141,444
SL Green Realty Corp.       3,900           107,055
Southwest Bancorp of Texas*     1,300     40,706
StanCorp Financial Group, Inc.    2,600   109,460
Storage USA, Inc.             6,000       195,480
Texas Regional Bancshares, Inc., Class A voting
shares       5,230       179,781
	Total Financials     2,386,562
Health Care - 1.7%
Sola International, Inc.* 17,500  157,675
Industrials - 21.9%
Albany International Corp.*   7,200  132,480
Aptargroup, Inc.     4,700    143,209
Astec Industries, Inc.*   12,500   162,500
Baldor Electric Co.   7,200  151,560
Belden, Inc.      8,300     166,415
CDI Corp.*  9,600  124,800
Cognex Corp.*      3,200    80,000
Crane Co.      5,700     148,485
Elcor Corp.     8,700  121,626
G&K Services, Inc.   3,500      69,562
Heico Corp.    5,800     89,030
Heico Corp., Class A     4,730    62,672
HON Industries, Inc.   4,400     101,068
Insituform Technologies, Inc., Class A*      1,400
45,150
Kirby Corp.*    3,400        68,000
Korn/Ferry International*   4,600     77,142
Swift Transportation Co., Inc.*    2,700   49,781
Werner Enterprises, Inc.       8,600      146,738
Yellow Corp.*        5,800       98,963
	Total Industrials  2,039,181
Information Technology - 10.7%
Aspect Communications Corp.*  4,700     20,709
Electronics for Imaging, Inc.*    6,200     151,900
Informix Corp.*                   15,100       81,163
InterVoice, Inc.*                19,100     154,591
Mercator Software, Inc.*      11,000     39,875
Proxicom, Inc.*  16,800         48,300
Richardson Electronics, Ltd.      7,300   93,075
SBS Technologies, Inc.*     6,500       96,688
Structural Dynamics Research Corp.*   8,100
112,894
Sybase, Inc.*       2,900     45,312
Trimble Navigation Ltd.*    7,900    149,606
	Total Information Technology    994,113
Materials - 4.8%
Cambrex Corp.       3,000    124,650
Centex Construction Products, Inc.  4,300
120,830
Minerals Technologies, Inc.     2,800    97,860
OM Group, Inc.    2,000       106,500
	Total Materials   449,840
Utilities - 7.3%
Allete        5,800    149,756
American States Water Co.     4,800     158,928
Cleco Corp.                         2,500     113,625
Piedmont Natural Gas Co.    7,300       259,150
	Total Utilities       681,459
Total Common Stocks
	(cost $9,105,922)                      8,780,835
Other Investment Company - 4.4%**
J.P. Morgan Institutional Money Market Fund,
6.490%
	(cost $413,449)              413,449        413,449
Total Investments - 98.5%
	(cost $9,519,371)            9,194,284
Other Assets, less Liabilities - 1.5%     135,528
Net Assets - 100.0%        9,329,812

Note:	Based on the cost of investments of
$8,965,677 for Federal income tax
purposes at March 31, 2001, the
aggregate gross unrealized appreciation
 and depreciation was $762,488 and $533,881,
respectively, resulting in net unrealized
appreciation of investments of $228,607.
	*Non-income-producing security.
	** 	Yield shown for the investment company
represents the March 31, 2001, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.






Frontier
Growth
Fund

Frontier
Small
Company
Value Fund
Assets:






Investments at value
 $   7,638,259

 $  9,194,284

Cash
                -

         49,007

Receivable for investments sold
        392,835

       106,397






Dividends, interest and other receivables
           3,252

         20,058

Receivable due from advisor
          11,875

         11,720

Prepaid expenses
          20,224

         14,654











Total assets
     8,066,445

     9,396,120









Liabilities:











Payable for investments purchased
        397,251

         45,674

Payable for Fund shares repurchased
           1,510

               -

Accrued expenses:







Investment advisory and management fee
          10,228

           8,552


Other
          32,671

         12,082











Total liabilities
        441,660

         66,308









Net Assets
 $   7,624,785

 $  9,329,812









Shares outstanding
     1,195,125

       967,125









Net asset value, offering and redemption






price per share

$6.38


$9.65









Net Assets Represent:






Paid-in capital
 $ 11,614,105

 $  9,647,199

Undistributed net investment income (loss)
(22,539)

13,338

Accumulated net realized loss from







investments
(1,155,229)

(5,638)

Net unrealized depreciation of investments
    (2,811,552)

      (325,087)









Net Assets
 $   7,624,785

 $  9,329,812










Investments at cost
 $ 10,449,811

 $  9,519,371















Frontier
Growth
Fund

Frontier
Small
Company
Value Fund
*
Investment Income:






Interest income
 $      12,003


 $       1,308


Dividend income
        19,077


        23,615









Foreign withholding tax
           (195)


              -













Total investment income
30,885


24,923











Expenses:






Investment advisory and management fees
        36,621


          8,553


Custodian
        12,283


          2,825


Professional fees
        11,906


          2,471


Distribution fees
        10,771


          1,943


Transfer agent
          8,513


          3,521


Registration fees
          2,921


          3,010


Trustees fees and expenses
             375


            179









Miscellaneous
          3,667


            803













Total expenses before offsets
87,057


23,305


Less:
Expense reimbursements
       (31,111)


      (11,720)




Expense reductions
(2,522)


              -


Net expenses
53,424


11,585













Net investment income (loss)
(22,539)


13,338











Net Realized and Unrealized Loss:






Net realized loss on investments
   (1,120,348)


        (5,638)


Net unrealized depreciation of investments
   (2,811,552)


     (325,087)


Net realized and unrealized loss
(3,931,900)


(330,725)

Net Decrease in Net Assets






Resulting from Operations
 $(3,954,439)


 $  (317,387)











* Commencement of operations was February 28, 2001.



















Frontier Growth Fund


F
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o
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t
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S
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a
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C
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V
a
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F
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For the


F
o
r

t
h
e







six months ended


p
e
r
i
o
d
*

e
n
d
e
d






March 31, 2001


M
a
r
c
h

3
1
,

2
0
0
1

Increase (Decrease) in Net Assets







From Operations:








Net investment income (loss)

 $     (22,539)




$

1
3
,
3
3
8



Net realized loss on investments

(1,120,348)



(
5
,
6
3
8
)


Net unrealized depreciation








   of investments

(2,811,552)



(
3
2
5
,
0
8
7
)



Net decrease in net assets










resulting from operations

(3,954,439)



(
3
1
7
,
3
8
7
)












Distributions to Shareholders:

















From net realized gain on investments
        (34,881)




-


































From Capital Share Transactions:








Proceeds from the sale of shares

11,611,735



9
,
6
4
7
,
1
9
9



Reinvestment of distributions

34,881




-



Cost of shares repurchased

(32,511)




-















Net increase from capital share









   transactions

11,614,105



9
,
6
4
7
,
1
9
9
















Total increase in net assets

7,624,785



9
,
3
2
9
,
8
1
2













Net Assets:








Beginning of period

                -




-



End of period

 $  7,624,785




$

9
,
3
2
9
,
8
1
2













End of period undistributed








net investment income (loss)

 $     (22,539)




$

1
3
,
3
3
8













Share Transactions:








Sale of shares

1,194,773



9
6
7
,
1
2
5



Shares issued in connection with








   reinvestment of distributions

4,264




-



Shares repurchased

(3,912)




-















Net increase in shares

1,195,125



9
6
7
,
1
2
5
























* Commencement of operations was February 28, 2001.
























Net Asset Value, Beginning of Period

$
1
0
 .
0
0











Income from Investment Operations:




Net investment income (loss)

(
0
 .
0
2
)


Net realized and unrealized loss on investments

(
3
 .
5
7
)













Total from investment operations

(
3
 .
5
9
)










Less Distributions to Shareholders from:









Net realized gain on investments

(
0
 .
0
3
)


























Net Asset Value, End of Period

$
6
 .
3
8











Total Return (a)


(
2
2
 .
9
5
)
%
(
b
)









Ratio of net expenses to average net assets

1
 .
2
4
%
(
c
)









Ratio of net investment income (loss) to average net assets
(
0
 .
5
2
)
%
(
c
)









Portfolio turnover


7
0
%
(
b
)









Net assets at end of period (000's omitted)

$
7
,
6
2
5



















Expense Offsets (d)













Ratio of total expenses to average net assets

2
 .
0
2
%
(
c
)









Ratio of net investment income (loss) to average net assets
(
1
 .
3
1
)
%
(
c
)


















(a)

Total return would have been less absent the expense offsets.

(b)

Not annualized

(c)

Annualized

(d)

Ratio information assuming no reduction of Fund expenses.




(See Notes to Financial Statements.)

































Net Asset Value, Beginning of Period
$10.00













Income from Investment Operations:





Net investment income
0.01




Net realized and unrealized loss on investments
(0.36)
















Total from investment operations
(0.35)













Net Asset Value, End of Period
$9.65













Total Return (a)

(3.60)%
(
b
)












Ratio of net expenses to average net assets
1.49%
(
c
)










Ratio of net investment income to average net assets
1.71%
(
c
)










Portfolio turnover

14%
(
b
)










Net assets at end of period (000's omitted)
$9,330























Expense Offsets (d)















Ratio of total expenses to average net assets
2.99%
(
c
)










Ratio of net investment income to average net assets
0.21%
(
c
)




















 *

Commencement of operations was February 28, 2001.




(a)

Total return would have been less absent the expense offsets.


(b)

Not annualized


(c)

Annualized


(d)

Ratio information assuming no reduction of Fund expenses.





(See Notes to Financial Statements.)

























(1)	Summary of Significant
Accounting Policies
Managers AMG Funds (the "Trust") is a
no-load, open-end management
investment company, organized as a
Massachusetts business trust, and
registered under the Investment
Company Act of 1940, as amended (the
"1940 Act").  Currently, the Trust is
comprised of four investment series.
Included in this report are two equity
funds, Frontier Growth Fund ("Growth")
and Frontier Small Company Value Fund
("Small Company Value") (each a "Fund"
and collectively the "Funds").

The Funds' financial statements are
prepared in accordance with accounting
principles generally accepted in the
United States which require management
to make estimates and assumptions that
affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the
Funds in the preparation of their
financial statements:

(a)	Valuation of Investments
Equity securities listed on an exchange
are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the New York Stock Exchange ("NYSE"), or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE.
Over-the-counter securities for which
market quotations are readily available
are valued at the last sale price or,
lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share.
Securities and other instruments for
which market quotations are not readily
available are valued at fair value, as
determined in good faith and pursuant to procedures established by the Board of Trustees.

(b)	Security Transactions
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income and Expenses
Dividend income is recorded on the ex-
dividend date, except certain dividends
from foreign securities where the ex-
dividend date may have passed are
recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received.
Other income and expenses are recorded
on an accrual basis.  Expenses that
cannot be directly attributed to a fund
are apportioned among the funds in the
Trust and other affiliated funds based
upon their relative average net assets or number of shareholders.

In November 2000, a revised AICPA
Audit and Accounting Guide, Audits of
Investment Companies, was issued, and
is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, each Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements, but it is not expected to be material.

The Funds have a "balance credit"
arrangement with the custodian bank
whereby each Fund is credited with an
interest factor equal to 75% of the nightly
Fed Funds rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended March 31, 2001, under this arrangement the custodian expense for Growth was reduced by $2,522.

(d)	Dividends and Distributions
Dividends resulting from net investment
income, if any, normally will be declared and paid annually in December.
Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.
These differences are primarily due to
differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes
Each Fund intends to comply with the
requirements under Subchapter M of the
Internal Revenue Code of 1986, as
amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
Therefore, no provision for Federal
income or excise tax is included in the
accompanying financial statements.

(f)	Capital Stock
The Trust's Declaration of Trust
authorizes the issuance of an unlimited
number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to each Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Funds' policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At March 31, 2001, certain shareholders
individually held greater than 10% of the outstanding shares of the following
Funds: Growth - two own 21%; and
Small Company Value  - two own 75%.

(g) Repurchase Agreements
Each Fund may enter into repurchase
agreements provided that the value of
the underlying collateral, including
accrued interest, will be equal to or
exceed the value of the repurchase
agreement during the term of the
agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(2)	Agreements and Transactions with
Affiliates
The Funds have entered into an
Investment Management Agreement
under which The Managers Funds LLC
(the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc.
("AMG"), serves as investment manager
to the Funds and is responsible for the
Funds' overall administration.  The
Funds' investment portfolios are
managed by Frontier Capital
Management, LLC ("Frontier"), which
serves pursuant to a Sub-Advisory
Agreement by and between the
Investment Manager and Frontier with
respect to the Funds.  AMG owns a
majority interest in Frontier.  Certain
Trustees and Officers of the Funds are
Officers of the Investment Manager or of AMG.

Growth and Small Company Value are
obligated by the Investment Management
Agreement to pay an annual
management fee to the Investment
Manager of 0.85% and 1.10%,
respectively, of the average daily net
assets of each Fund.  The Investment
Manager, in turn, pays Frontier 0.85%
and 1.10%, respectively, of the average
daily net assets of the Fund for its
services as sub-advisor.  Under the
Investment Management Agreement with
the Funds, the Investment Manager
provides a variety of administrative
services to the Funds.  The Investment
Manager receives no additional
compensation from the Funds for these
services.  Pursuant to a Reimbursement
Agreement between the Investment
Manager and Frontier, Frontier
reimburses the Investment Manager for
the costs the Investment Manager bears
in providing such services to the Funds.

The Investment Manager has
contractually agreed, through at least
September 30, 2002, to waive fees and
pay or reimburse the Funds to the extent that the total expenses exceed 1.24% and 1.49%, respectively, of Growth's and
Small Company Value's average daily net
assets. The Funds are obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's expenses in any such year to exceed
1.24% and 1.49%, respectively, of the
Fund's average daily net assets. In
addition to any other waiver or
reimbursement agreed to by the
Investment Manager, Frontier from time
to time may waive all or a portion of its fee. In such an event, the Investment
Manager will, subject to certain
conditions, waive an equal amount of
the management fee.  For the period
ended March 31, 2001, the Investment
Manager reimbursed Growth and Small
Company Value $31,111 and $11,720,
respectively.

The aggregate annual fee paid to each
outside Trustee for serving as a Trustee of the Trust is $4,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Funds have entered into a
distribution agreement with Managers
Distributors, Inc. ("MDI"), a wholly-
owned subsidiary of The Managers
Funds LLC, to act as distributor of the
Funds.  The Funds have adopted a
distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

(3)	Purchases and Sales of Securities
Purchases and sales of securities,
excluding short-term securities, for the six months ended March 31, 2001, for Growth were $11,432,451 and
$4,792,415, respectively. Purchases and sales of securities, excluding short-term securities, from February 28, 2001
(commencement of operations) to March
31, 2001, for Small Company Value were
$9,695,630 and $1,245,156, respectively.
There were no purchases or sales of U.S.
Government securities for either Fund.

(4)	Portfolio Securities Loaned
Each Fund may participate in a securities lending program providing for the lending of equity, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan.
Collateral received in the form of cash is invested temporarily in money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund lending the security, according to agreed-upon rates.


Managers AMG Funds
Investment Manager and Administrator
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879
Sub-Adviser
Frontier Capital Management, LLC
99 Summer Street
Boston, Massachusetts 02110
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Transfer Agent
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682
Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski
*Interested person
This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-800-835-3879.
  Distributed by Managers Distributors, Inc., a NASD member.

www.managersamg.com